Debt (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014 M	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Face amount of eligible notes from Charge Trust	$ 3,000,000,000
Debt (Textuals) [Abstract]
Date, interest rate automatically extended, Convertible subordinated notes	Sep. 01, 2066
Principal outstanding of Subordinated Debentures	750,000,000	750,000,000	750,000,000
Interest rate of convertible subordinated debt LIBOR rate plus an annual percentage after year five following the balance sheet date	3-month LIBOR + 2.23%
Convertible Subordinated Debentures Redeemable Percentage Of Principal	100.00%
Number of months prior to trigger determination date decline in tangible common equity	18
Percentage of Decline in Tangible Common Equity	10.00%
Total bank lines of credit of the company	6,700,000,000	7,000,000,000
Unutilized total credit lines	3,000,000,000	3,000,000,000
Fees to maintain credit lines	49,900,000	50,200,000
Line of credit facility financial covenants combined earnings and fixed charges to fixed charges ratio required	1.25
Total Interest Paid	1,700,000,000	2,000,000,000	2,200,000,000
Weighted-average coupon rate on senior subordinated notes	3.60%
Senior Subordinated Notes	600,000,000
American Express Charge Trust II [Member]
Debt Instrument [Line Items]
Face amount of eligible notes draw downs	$ 2,500,000,000
Specified date face amount of eligible notes issued	Jul. 15, 2016
Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	6.80%